Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Goodwill
10.	Goodwill

Amount
RMB
Balance as of December 31, 2022	454
Impairment loss (Note (a))	(454)
Balance as of December 31, 2023 and 2024	—
Addition (Note (b))	621
Impairment loss (Note (c))	(621)
Balance as of December 31, 2025	—

(a)	As triggered by the cease of Beijing Tuqiang Yunxia Technology Limited (“Tuqiang”) business during the year ended December 31, 2023, the related goodwill of RMB454 was fully impaired during the year ended December 31, 2023.

(b)	In 2024, the Group invested in Suzhou Tinghaozhu Technology Co., Ltd. (“Suzhou Tinghaozhu”) and had ability to exercise significant influence over its financial and operating policies accounting for 30%. In May 2025, the Group further acquired a 35% equity interest in Suzhou Tinghaozhu to achieve control. The excess of total consideration over net assets was recorded as goodwill which amounted to RMB621 at the acquisition date.

(c)	During the year ended December 31, 2025, an impairment loss of RMB621 was made against goodwill arising from the acquiree Suzhou Tinghaozhu according to its implied fair value estimated by the management.